Note 1 - Summary of Significant Accounting Policies: Use of Estimates (Policies)	3 Months Ended
Sep. 30, 2012
Use of Estimates:
Use of Estimates

Use of Estimates

The accompanying financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America.  Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates which have been made using careful judgment.  Actual results may vary from these estimates.